Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt
Note 8	Long-Term Debt

The carrying values and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2011		As of September 30, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Intelsat S.A.:
6.5% Senior Notes due November 2013	$353,550	$354,434	$353,550	$366,808
Unamortized discount on 6.5% Senior Notes	(51,471)	—	(32,257)	—

Total Intelsat S.A. obligations	302,079	354,434	321,293	366,808

Intelsat Luxembourg:
11.25% Senior Notes due February 2017	2,805,000	2,706,825	2,805,000	2,955,909
11.5% / 12.5% Senior PIK Election Notes due February 2017	2,502,986	2,340,292	2,502,986	2,656,419

Total Intelsat Luxembourg obligations	5,307,986	5,047,117	5,307,986	5,612,328

Intelsat Jackson:
11.25% Senior Notes due June 2016	1,048,220	1,103,251	603,220	630,063
Unamortized premium on 11.25% Senior Notes	4,286	—	2,132	—
9.5% Senior Notes due June 2016	701,913	733,499	—	—
8.5% Senior Notes due November 2019	500,000	527,500	500,000	563,750
Unamortized discount on 8.5% Senior Notes	(3,545)	—	(3,303)	—
7.25% Senior Notes due October 2020	1,000,000	1,011,300	2,200,000	2,360,060
Unamortized premium on 7.25% Senior Notes	—	—	20,213	—
7.25% Senior Notes due April 2019	1,500,000	1,530,000	1,500,000	1,614,450
7.5% Senior Notes due April 2021	1,150,000	1,173,000	1,150,000	1,240,620
Senior Unsecured Credit Facilities due February 2014	195,152	182,468	195,152	190,039
New Senior Unsecured Credit Facilities due February 2014	810,876	758,169	810,876	803,416
Senior Secured Credit Facilities due April 2018	3,233,750	3,217,581	3,209,375	3,212,263
Unamortized discount on Senior Credit Facilities	(14,349)	—	(12,822)	—
Senior Secured Revolving Credit Facility	—	—	150,000	150,000

Total Intelsat Jackson obligations	10,126,303	10,236,768	10,324,843	10,764,661

New Dawn:
Senior Secured Debt Facility due 2017	109,625	109,625	14,070	14,070
Mezzanine Secured Debt Facility due 2019	82,580	82,580	68,508	68,508
10.5% Note Payable to Convergence Partners	502	502	—	—

Total New Dawn obligations	192,707	192,707	82,578	82,578

Horizons Holdings:
Loan Payable to JSAT	73,255	73,255	48,836	48,836

Total Horizons Holdings obligations	73,255	73,255	48,836	48,836

Total Intelsat S.A. long-term debt	16,002,330	$15,904,281	16,085,536	$16,875,211

Less:
Current portion of long-term debt	164,818		209,716

Total long-term debt, excluding current portion	$15,837,512		$15,875,820

The fair value for publicly traded instruments is determined using quoted market prices, and for non-publicly traded instruments, fair value is based upon composite pricing from a variety of sources, including market leading data providers, market makers, and leading brokerage firms. Substantially all of the inputs used to determine the fair value of our debt are classified as Level 1 inputs within the fair value hierarchy from FASB ASC 820, except our senior secured credit facilities, the inputs for which are classified as Level 2. The fair values of the New Dawn obligations and the Horizons Holdings obligations approximate their respective book values.

Senior Secured Credit Facilities

On January 12, 2011, Intelsat Jackson Holdings S.A. (“Intelsat Jackson”), a wholly-owned subsidiary of Intelsat S.A., entered into a secured credit agreement (the “Intelsat Jackson Secured Credit Agreement”), which includes a $3.25 billion term loan facility maturing in April 2018 and a $500.0 million revolving credit facility with a five year maturity, and borrowed the full $3.25 billion under the term loan facility. The term loan facility requires regularly scheduled quarterly payments of principal equal to 0.25% of the original principal amount of the term loan beginning six months after January 12, 2011, with the remaining unpaid amount due and payable at maturity on April 2, 2018. Up to $350.0 million of the revolving credit facility is available for issuance of letters of credit. Additionally, up to $70.0 million of the revolving credit facility is available for swingline loans. Both the face amount of any outstanding letters of credit and any swingline loans reduce availability under the revolving credit facility on a dollar for dollar basis. Intelsat Jackson is required to pay a commitment fee for the unused commitments under the revolving credit facility, if any, at a rate per annum of 0.375%. As of September 30, 2012, Intelsat Jackson had $150.0 million outstanding under its revolving credit facility and $339.3 million (net of standby letters of credit) of availability remaining thereunder.

On October 3, 2012, Intelsat Jackson entered into an Amendment and Joinder Agreement (the “Jackson Credit Agreement Amendment”), which amended the Intelsat Jackson Secured Credit Agreement. As a result of the Jackson Credit Agreement Amendment, interest rates for borrowings under the term loan facility and the revolving credit facility will be (i) the London Inter-Bank Offered Rate (“LIBOR”) plus 3.25%, or (ii) the Above Bank Rate (“ABR”) plus 2.25%. Following the Jackson Credit Agreement Amendment, the interest rate may decrease to LIBOR plus 3.00% or ABR plus 2.00% based on the corporate family rating of Intelsat Jackson from Moody’s Investors Service, Inc. LIBOR and the ABR, plus the applicable margins, will be determined as specified in the Intelsat Jackson Secured Credit Agreement, as amended by the Jackson Credit Agreement Amendment, and LIBOR will not be less than 1.25% per annum.

The Intelsat Jackson Secured Credit Agreement includes two financial covenants. Intelsat Jackson must maintain a consolidated secured debt to consolidated EBITDA ratio equal to or less than 3.50 to 1.00 at the end of each fiscal quarter as well as a consolidated EBITDA to consolidated interest expense ratio equal to or greater than 1.75 to 1.00 at the end of each fiscal quarter, in each case as such financial measures are defined in the Intelsat Jackson Secured Credit Agreement. Intelsat Jackson was in compliance with these financial maintenance covenant ratios with a consolidated secured debt to consolidated EBITDA ratio of 1.58 to 1.00 and a consolidated EBITDA to consolidated interest expense ratio of 2.81 to 1.00 as of September 30, 2012.

New Dawn Credit Facilities

On December 5, 2008, New Dawn entered into a $215.0 million secured financing arrangement with an eight-year maturity that consisted of senior and mezzanine term loan facilities. The credit facilities were non-recourse to New Dawn’s shareholders, including us and our wholly-owned subsidiaries, beyond the shareholders’ scheduled capital contributions. The senior facility provided for a commitment of up to $125.0 million. The interest rate on term loans under the senior facility was the aggregate of LIBOR plus an applicable margin between 3.0% and 4.0% and certain costs, if incurred. The mezzanine facility provided for a commitment of up to $90.0 million. The interest rate on term loans under the mezzanine facility was the aggregate of LIBOR plus an applicable margin between 5.3% and 6.3% and certain costs, if incurred. New Dawn was required to pay a commitment fee at a rate per annum of between  3/8% and  1/2% on any unused commitments under the credit facilities. New Dawn had aggregate outstanding borrowings of $82.6 million under its credit facilities as of September 30, 2012.

Subsequent to the April 2011 launch of the Intelsat New Dawn satellite, which experienced an anomaly resulting in the failure to deploy the C-band antenna reflector, the New Dawn joint venture filed a partial loss claim with its insurer. The claim was finalized and agreed to during 2011, resulting in total insurance recoveries of $118.0 million. As of December 31, 2011, $94.1 million was received from the insurers and held in a specific insurance proceeds account reflected as restricted cash in the accompanying condensed consolidated balance sheets. The remaining proceeds of $23.9 million were received from the insurers in the first quarter of 2012. In July 2012, a payment of $112.2 million was made out of restricted cash to prepay a portion of New Dawn’s outstanding borrowings under its credit facilities. In connection with this prepayment, we recognized a loss on early extinguishment of debt of $3.1 million during the third quarter of 2012, associated with the write-off of unamortized debt issuance costs.

On October 5, 2012, in conjunction with the New Dawn Equity Purchase (see Note 6(b)—Investments—New Dawn) we repaid the remaining $82.6 million outstanding under New Dawn’s credit facilities and designated the New Dawn entities as restricted subsidiaries for purposes of applicable indentures and credit agreements of ours and our subsidiaries. In connection with this repayment, we expect to recognize a loss on early extinguishment of debt of $2.7 million in the fourth quarter of 2012, associated with the write-off of unamortized debt issuance costs.

Intelsat Luxembourg Senior PIK Election Notes due 2017

In August 2012, we made an election to pay interest on the Intelsat Luxembourg Senior PIK Election Notes due 2017 entirely in cash for the interest period August 15, 2012 through February 15, 2013. For the interest periods beginning February 16, 2013, we are required to make all interest payments in cash.

2012 Intelsat Jackson Notes Offerings, Tender Offers and Redemptions

On April 26, 2012, Intelsat Jackson completed an offering of $1.2 billion aggregate principal amount of its 7 1/4% Senior Notes due 2020 (the “2020 Jackson Notes”). Intelsat Jackson had previously issued $1.0 billion aggregate principal amount of the 2020 Jackson Notes on September 30, 2010. The net proceeds from the April 2012 offering were used by Intelsat Jackson to repurchase $49.5 million aggregate principal amount of Intelsat Jackson’s outstanding 9 1/2% Senior Notes due 2016 (the “2016 Jackson 9  1/2% Notes”) and $10.1 million aggregate principal amount of Intelsat Jackson’s 11 1/4% Senior Notes due 2016 (the “2016 Jackson 11 1/4% Notes”) in tender offers launched on April 12, 2012 and completed on May 10, 2012. On June 15, 2012, Intelsat Jackson redeemed the remaining $652.4 million aggregate principal amount outstanding of the 2016 Jackson 9 1/2% Notes and an additional $434.9 million aggregate principal amount of the 2016 Jackson 11 1/4% Notes.

In connection with these tender offers and redemptions, we recognized a loss on early extinguishment of debt of $43.4 million during the second quarter of 2012, consisting of the difference between the carrying value of the aggregate debt repurchased or redeemed and the total cash amount paid (including related fees), and a write-off of unamortized debt premium and debt issuance costs.

On October 3, 2012, Intelsat Jackson completed an offering of $640.0 million aggregate principal amount of 6 5/8% Senior Notes due 2022. The net proceeds from the October 2012 offering were used by Intelsat Jackson to repurchase or redeem all of its outstanding $603.2 million principal amount of the 2016 Jackson 11 1/4% Notes. In connection with the tender offers and redemptions, we expect to recognize a loss on early extinguishment of debt of $23.6 million in the fourth quarter of 2012, consisting of the difference between the carrying value of the debt ultimately repurchased or redeemed and the total cash amount paid (including related fees), and a write-off of unamortized debt premium.

Financing Commitment for Intelsat S.A. Senior Notes due 2013

On April 12, 2012, Intelsat S.A. obtained agreements from affiliates of Goldman, Sachs & Co. and Morgan Stanley to provide unsecured term loan commitments sufficient to refinance in full its 6 1/2% Senior Notes due 2013 (the “Intelsat S.A. Notes”) on or immediately prior to their maturity date, in the event that Intelsat S.A. does not otherwise refinance or retire the Intelsat S.A. Notes. These term loans will have a maturity of two years from funding, and the funding thereof is subject to various terms and conditions.

2011 Reorganization and 2011 Secured Loan Refinancing

On January 12, 2011, certain of our subsidiaries completed a series of internal transactions and related steps that reorganized the ownership of our assets among our subsidiaries and effectively combined the legacy businesses of Intelsat Subsidiary Holding Company S.A. (“Intelsat Sub Holdco”) and Intelsat Corporation (“Intelsat Corp”) in order to simplify our operations and enhance our ability to transact business in an efficient manner (the “2011 Reorganization”). Also on January 12, 2011, Intelsat Jackson entered into the Intelsat Jackson Secured Credit Agreement as discussed above, and borrowed $3.25 billion under the term loan facility. Part of the net proceeds of the term loan, amounting to $2.4 billion, were contributed or loaned to Intelsat Corp, which used such funds to repay its existing indebtedness under Intelsat Corp’s senior secured facilities and to redeem Intelsat Corp’s 9 1/4% Senior Notes due 2016. Separately, Intelsat Corp also redeemed all of its 9 1/4% Senior Notes due 2014 and its 6 7/8% Senior Secured Debentures due 2028. In addition, Intelsat Jackson contributed approximately $330.2 million of the net proceeds of the new term loan to Intelsat Sub Holdco to repay all existing indebtedness under Intelsat Sub Holdco’s senior secured credit facilities. The entry into the Intelsat Jackson Secured Credit Agreement, the repayment of the existing indebtedness of Intelsat Corp and the repayment of all the secured existing indebtedness of Intelsat Sub Holdco are referred to collectively as the “2011 Secured Loan Refinancing”. In connection with the 2011 Secured Loan Refinancing, certain of our interest rate swaps were assigned by Intelsat Sub Holdco and Intelsat Corp to Intelsat Jackson, and are now secured by a first priority security interest in the collateral that also secures obligations under the Intelsat Jackson Secured Credit Agreement. Additionally, in connection with the 2011 Secured Loan Refinancing, we recognized a loss on early extinguishment of debt of $87.9 million during the first quarter of 2011, which consists of the difference between the carrying value of the Intelsat Corp and Intelsat Sub Holdco debt repaid and the total cash amount paid (including related fees), and a write-off of unamortized debt discounts and debt issuance costs.

2011 Notes Redemptions

On March 18, 2011, Intelsat S.A. redeemed all of the $485.8 million aggregate principal amount outstanding of its 7 5/8% Senior Notes due 2012. Additionally, on March 18, 2011, Intelsat Sub Holdco redeemed $225.0 million aggregate principal amount outstanding of its 8 1/2% Senior Notes due 2013 (the “2013 Sub Holdco Notes”). In connection with these redemptions, we recognized a loss on early extinguishment of $80.3 million during the first quarter of 2011, which consists of the difference between the carrying value of the Intelsat S.A. and Intelsat Sub Holdco debt repaid and the total cash paid (including related fees), and a write-off of unamortized debt discounts and debt issuance costs. On April 8, 2011, Intermediate Holdco redeemed all of the $4.5 million aggregate principal amount outstanding of its 9 1/4% Senior Discount Notes due 2015.

2011 Intelsat Jackson Notes Offering, Tender Offers and Redemptions

On April 5, 2011, Intelsat Jackson completed an offering of $2.65 billion aggregate principal amount of senior notes (the “2011 Intelsat Jackson Notes Offering”), consisting of $1.5 billion aggregate principal amount of 7 1/4% Senior Notes due 2019 (the “7 1/4% 2019 Jackson Notes”) and $1.15 billion aggregate principal amount of 7 1/2% Senior Notes due 2021 (the “2021 Jackson Notes” and collectively, the “New Jackson Notes”). The net proceeds from the sale of the New Jackson Notes were primarily used to repurchase all of the following notes in tender offers launched on March 21, 2011 and completed on April 15, 2011, and to subsequently redeem the remaining outstanding amounts of such notes on May 5, 2011:

•	$481.0 million aggregate principal amount outstanding of the Intermediate Holdco 9 1/2% Senior Discount Notes due 2015;

•	$625.3 million aggregate principal amount outstanding of the 2013 Sub Holdco Notes, after giving effect to the March 2011 partial redemption of the 2013 Sub Holdco Notes, as discussed above;

•	$681.0 million aggregate principal amount outstanding of the Intelsat Sub Holdco 8 7/8% Senior Notes due 2015;

•	$400.0 million aggregate principal amount outstanding of the 2015 Intelsat Sub Holdco Notes, Series B;

•	$55.0 million aggregate principal amount outstanding of the Intelsat Jackson 9 1/4% Senior Notes due 2016; and

•	$284.6 million aggregate principal amount outstanding of the Intelsat Jackson 11 1/2% Senior Notes due 2016.

As a result, all of the above series of notes were paid off in full and no third party debt remained outstanding at Intermediate Holdco and Intelsat Sub Holdco as of May 5, 2011. Additionally, in connection with the above transactions, we recognized a loss on early extinguishment of debt of $158.0 million during the three months ended June 30, 2011, which consists of the difference between the carrying value of the debt repaid or redeemed and the total cash amount paid (including related fees), and a write-off of unamortized debt discounts and debt issuance costs.

Note 10	Long-Term Debt

The carrying amounts and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2010		As of December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value

Intelsat S.A.:
6.5% Senior Notes due November 2013	$353,550	$368,152	$353,550	$354,434
Unamortized discount on 6.5% Senior Notes	(73,687)	—	(51,471)	—
7.625% Senior Notes due April 2012	485,841	510,133	—	—
Unamortized discount on 7.625% Senior Notes	(43,757)	—	—	—

Total Intelsat S.A. obligations	721,947	878,285	302,079	354,434

Intelsat Luxembourg:
11.25% Senior Notes due February 2017	2,805,000	3,064,463	2,805,000	2,706,825
11.5% / 12.5% Senior PIK Election Notes due February 2017	2,427,138	2,675,919	2,502,986	2,340,292

Total Intelsat Luxembourg obligations	5,232,138	5,740,382	5,307,986	5,047,117

Intelsat Jackson:
11.25% Senior Notes due June 2016	1,048,220	1,129,457	1,048,220	1,103,251
Unamortized premium on 11.25% Senior Notes	4,990	—	4,286	—
11.5% Senior Notes due June 2016	284,595	305,940	—	—
9.5% Senior Notes due June 2016	701,913	740,518	701,913	733,499
9.25% Senior Notes due June 2016	55,035	59,509	—	—
8.5% Senior Notes due November 2019	500,000	543,750	500,000	527,500
Unamortized discount on 8.5% Senior Notes	(3,845)	—	(3,545)	—
7.25% Senior Notes due October 2020	1,000,000	1,010,000	1,000,000	1,011,300
7.25% Senior Notes due April 2019	—	—	1,500,000	1,530,000
7.5% Senior Notes due April 2021	—	—	1,150,000	1,173,000
Senior Unsecured Credit Facilities due February 2014	195,152	185,161	195,152	182,468
New Senior Unsecured Credit Facilities due February 2014	810,876	769,359	810,876	758,169
Senior Secured Credit Facilities due April 2018	—	—	3,233,750	3,217,581
Unamortized discount on Senior Credit Facilities	—	—	(14,349)	—

Total Intelsat Jackson obligations	4,596,936	4,743,694	10,126,303	10,236,768

Intermediate Holdco:
9.25% Senior Discount Notes due February 2015	4,545	4,681	—	—
9.5% Senior Discount Notes due February 2015	481,020	495,451	—	—

Total Intermediate Holdco obligations	485,565	500,132	—	—

	As of December 31, 2010		As of December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value

Intelsat Sub Holdco:
8.5% Senior Notes due January 2013	850,346	852,472	—	—
8.875% Senior Notes due January 2015	681,012	699,740	—	—
Senior Secured Credit Facilities due July 2013	330,960	328,478	—	—
8.875% Senior Notes due January 2015, Series B	400,000	411,000	—	—
Unamortized discount on 8.875% Senior Notes	(63,050)	—	—	—

Total Intelsat Sub Holdco obligations	2,199,268	2,291,690	—	—

New Dawn:
Senior Secured Debt Facility due 2017	84,773	84,773	109,625	109,625
Mezzanine Secured Debt Facility due 2019	62,819	62,819	82,580	82,580
10.5% Note Payable to Convergence Partners	—		502	502

Total New Dawn obligations	147,592	147,592	192,707	192,707

Intelsat Corp:
Senior Secured Credit Facilities due January 2014	1,715,522	1,709,517	—	—
Unamortized discount on Senior Secured Credit Facilities	(8,361)	—	—	—
Senior Secured Credit Facilities due July 2012	133,466	132,305	—	—
9.25% Senior Notes due August 2014	111,833	115,333	—	—
9.25% Senior Notes due June 2016	580,719	627,177	—	—

Total Intelsat Corp obligations	2,533,179	2,584,332	—	—

Horizons Holdings
Loan Payable to JSAT	—	—	73,255	73,255

Total Horizons Holdings obligations	—	—	73,255	73,255

Total Intelsat S.A. long-term debt	15,916,625	$16,886,107	16,002,330	$15,904,281

Less:
Current portion of long-term debt	94,723		164,818

Total current portion	94,723		164,818

Total long-term debt, excluding current portion	$15,821,902		$15,837,512

The fair value for publicly traded instruments is determined using quoted market prices and, for non-publicly traded instruments, fair value is based upon composite pricing from a variety of sources, including market leading data providers, market makers, and leading brokerage firms. Substantially all of the inputs used to determine the fair value of our debt are classified as Level 1 inputs within the fair value hierarchy from FASB ASC 820, except our senior secured credit facilities, the inputs for which are classified as Level 2. The fair values of the New Dawn obligations and the Horizons Holdings obligations approximate their respective book values.

Required principal repayments of long-term debt over the next five years and thereafter as of December 31, 2011 are as follows (in thousands):

Year	Amount
2012	$164,818
2013	411,067
2014	1,070,139
2015	47,317
2016	1,798,769
2017 and thereafter	12,575,299

Total principal repayments	16,067,409
Unamortized discounts and premium	(65,079)

Total Intelsat S.A. long-term debt	$16,002,330

2011 Reorganization and 2011 Secured Loan Refinancing

On January 12, 2011, certain of our subsidiaries completed a series of internal transactions and related steps that reorganized the ownership of our assets among our subsidiaries and effectively combined the legacy businesses of Intelsat Sub Holdco and Intelsat Corp in order to simplify our operations and enhance our ability to transact business in an efficient manner (the “2011 Reorganization”). Also on January 12, 2011, Intelsat Jackson entered into a secured credit agreement (the “Intelsat Jackson Secured Credit Agreement”), and borrowed $3.25 billion under a term loan facility. Part of the net proceeds of the term loan, amounting to $2.4 billion, were contributed or loaned to Intelsat Corp, which used such funds to repay its existing indebtedness under Intelsat Corp’s senior secured facilities and to redeem Intelsat Corp’s 9 1/4% Senior Notes due 2016. Separately, Intelsat Corp also redeemed all of its 9 1/4% Senior Notes due 2014 (the “2014 Corp Notes”) and its 6 7/8% Senior Secured Debentures due 2028 (the “2028 Corp Notes”). In addition, Intelsat Jackson contributed approximately $330.2 million of the net proceeds of the new term loan to Intelsat Sub Holdco to repay all existing indebtedness under Intelsat Sub Holdco’s senior secured credit facilities. The entry into the Intelsat Jackson Secured Credit Agreement, the repayment of the existing indebtedness of Intelsat Corp and the repayment of all the secured existing indebtedness of Intelsat Sub Holdco are referred to collectively as the “2011 Secured Loan Refinancing”. In connection with the 2011 Secured Loan Refinancing, certain of our interest rate swaps were assigned by Intelsat Sub Holdco and Intelsat Corp to Intelsat Jackson, and are now secured by a first priority security interest in the collateral that also secures obligations under the Intelsat Jackson Secured Credit Agreement. Additionally, in connection with the 2011 Secured Loan Refinancing, we recognized a loss on early extinguishment of debt of $87.9 million during the first quarter of 2011, which consists of the difference between the carrying value of the Intelsat Corp and Intelsat Sub Holdco debt repaid and the total cash amount paid (including related fees), and a write-off of unamortized debt discounts and debt issuance costs.

2011 Notes Redemptions

On March 18, 2011, Intelsat S.A. redeemed all of the $485.8 million aggregate principal amount outstanding of its 7 5/8% Senior Notes due 2012 (the “2012 Intelsat S.A. Notes”). Additionally, on March 18, 2011, Intelsat Sub Holdco redeemed $225.0 million aggregate principal amount outstanding of its 8 1/2% Senior Notes due 2013 (the “2013 Sub Holdco Notes”). In connection with these redemptions, we recognized a loss on early extinguishment of $80.3 million during the first quarter of 2011, which consists of the difference between the carrying value of the Intelsat S.A. and Intelsat Sub Holdco debt repaid and the total cash paid (including related fees), and a write-off of unamortized debt discounts and debt issuance costs. On April 8, 2011, Intermediate Holdco redeemed all of the $4.5 million aggregate principal amount outstanding of its 9 1/4% Senior Discount Notes due 2015.

2011 Intelsat Jackson Notes Offering, Tender Offers and Additional Redemptions

On April 5, 2011, Intelsat Jackson completed an offering of $2.65 billion aggregate principal amount of senior notes (the “2011 Intelsat Jackson Notes Offering”), consisting of $1.5 billion aggregate principal amount of 7 1/4% Senior Notes due 2019 and $1.15 billion aggregate principal amount of 7 1/2% Senior Notes due 2021 (collectively, the “New Jackson Notes”). The net proceeds from the sale of the New Jackson Notes were primarily used to repurchase all of the following notes in tender offers launched on March 21, 2011 and completed on April 15, 2011, and to subsequently redeem the remaining outstanding amounts of such notes on May 5, 2011:

•	$481.0 million aggregate principal amount outstanding of the Intermediate Holdco 9 1/2% Senior Discount Notes due 2015;

•	$625.3 million aggregate principal amount outstanding of the 2013 Sub Holdco Notes, after giving effect to the March 2011 partial redemption of the 2013 Sub Holdco Notes, as discussed above;

•	$681.0 million aggregate principal amount outstanding of the Intelsat Sub Holdco 8 7/8% Senior Notes due 2015;

•	$400.0 million aggregate principal amount outstanding of the 2015 Intelsat Sub Holdco Notes, Series B;

•	$55.0 million aggregate principal amount outstanding of the Intelsat Jackson 9 1/4% Senior Notes due 2016; and

•	$284.6 million aggregate principal amount outstanding of the Intelsat Jackson 11 1/2% Senior Notes due 2016.

As a result, all of the above series of notes were paid off in full and no third party debt remained outstanding at Intermediate Holdco and Intelsat Sub Holdco as of May 5, 2011. Additionally, in connection with the above transactions, we recognized a loss on early extinguishment of debt of $158.0 million during the second quarter of 2011, which consists of the difference between the carrying value of the debt repaid or redeemed and the total cash amount paid (including related fees), and a write-off of unamortized debt discounts and debt issuance costs.

Horizons Holdings Debt

On September 30, 2011, we began consolidating Horizons Holdings within our results (see Note 8—Investments—(b) Horizons Holdings). As of the date of consolidation, Horizons Holdings had a debt balance of $73.3 million which is included in long-term debt on our consolidated balance sheet at December 31, 2011. Horizons Holdings incurred the debt pursuant to a loan agreement with JSAT in August 2005 (the “Horizons Loan”) whereby JSAT loaned Horizon Holdings funds for the construction of the Horizons-2 satellite.

2010 Consent Solicitation

On April 21, 2010, Intelsat S.A. completed a consent solicitation that resulted in the amendment of certain terms of the indenture governing the 2012 Intelsat S.A. Notes and its 6 1/2% Senior Notes due 2013 (the “2013 Senior Notes”). The most significant amendments replaced the limitation on secured debt covenant, which limited secured debt of Intelsat S.A. and its restricted subsidiaries to 15% of their consolidated net tangible assets (subject to certain exceptions), with a new limitation on liens covenant, which generally limits such secured debt to two times the adjusted EBITDA of Intelsat S.A. plus certain general baskets (subject to certain exceptions), and made certain corresponding changes to the sale and leaseback covenant as a result of the addition of the new limitation on liens covenant. As consideration, Intelsat S.A. paid the consenting holders of such notes a consent payment equal to 2% of the outstanding principal amount of notes held by such holders that totaled approximately $15.4 million, which was capitalized and will be amortized over the remaining terms of the notes. The 2012 Intelsat S.A. Notes were subsequently fully redeemed in March 2011 as discussed in 2011 Notes Redemptions above.

Description of Indebtedness

(a) Intelsat S.A.

Senior Notes due 2013

Intelsat S.A. had $353.6 million in aggregate principal amount of the 2013 Senior Notes outstanding at December 31, 2011. These notes bear interest at 6 1/2% annually and mature in November 2013.

Interest is payable on the 2013 Senior Notes semi-annually on May 1 and November 1 of each year. Intelsat S.A. may redeem some or all of the 2013 Senior Notes at any time at the redemption prices set forth in the 2013 Senior Notes. Intelsat S.A. may also redeem the outstanding 2013 Senior Notes in whole in the event of certain tax changes affecting the senior notes, as set forth in the indenture governing the 2013 Senior Notes. The 2013 Senior Notes are senior unsecured obligations of Intelsat S.A. and rank equally with Intelsat S.A.’s other senior unsecured indebtedness.

(b) Intelsat Luxembourg

Senior Notes due 2017

Intelsat Luxembourg had $2.8 billion in aggregate principal amount of Senior Notes due 2017 (the “2017 Senior Notes”) outstanding at December 31, 2011. These notes bore interest at 7 7/8% on and prior to August 4, 2008, and bear interest at 11 1/4% after August 4, 2008. The notes mature in February of 2017. Interest is payable on the 2017 Senior Notes semi-annually on August 15 and February 15 of each year. The 2017 Senior Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness. The 2017 Senior Notes are guaranteed by Intelsat S.A.

Senior PIK Election Notes due 2017

Intelsat Luxembourg had $2.5 billion in aggregate principal amount of Senior PIK Election Notes due 2017 (the “2017 PIK Notes”) outstanding at December 31, 2011. The notes mature in February of 2017. Interest on the 2017 PIK Notes is payable semi-annually on August 15 and February 15 of each year. The 2017 PIK Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness. The 2017 PIK Notes are guaranteed by Intelsat S.A.

Intelsat Luxembourg may, at its option, elect to pay interest on the 2017 PIK Notes (i) entirely in cash, (ii) entirely in payment-in-kind (“PIK”) interest or (iii) 50% in cash and 50% in PIK interest, through February 15, 2013. After February 15, 2013, interest on the 2017 PIK Notes will be payable in cash. Cash interest on the 2017 PIK Notes accrued at the rate of 7.53% on and prior to August 4, 2008, and accrues at 11 1/2% after August 4, 2008. If we elect to pay in PIK interest, the applicable PIK interest rate will be the cash pay interest rate in effect during the period plus 100 basis points. If we elect to pay any PIK interest, we will either increase the principal amount of the outstanding 2017 PIK Notes or issue new 2017 PIK Notes to holders of the 2017 PIK Notes in an amount equal to the amount of PIK interest for the applicable interest payment period.

We made elections to pay interest on the 2017 PIK Notes entirely in cash for the interest periods August 15, 2011 through February 15, 2012 and February 15, 2012 through August 15, 2012.

(c) Intelsat Jackson

11 1/4% Senior Notes due 2016

Intelsat Jackson had $1.0 billion in aggregate principal amount of its 11 1/4% Senior Notes due 2016 (the “2016 Intelsat Jackson Notes”) outstanding at December 31, 2011. The 2016 Intelsat Jackson Notes are guaranteed by Intelsat S.A.

Interest is payable on the 2016 Intelsat Jackson Notes semi-annually on June 15 and December 15. Intelsat Jackson may redeem some or all of the 2016 Intelsat Jackson Notes at the applicable redemption prices set forth in the notes. The 2016 Intelsat Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

9 1/2% Senior Notes due 2016

Intelsat Jackson had $701.9 million in aggregate principal amount of its 9 1/2% Senior Notes due 2016 (the “New 2016 Guaranteed Notes”) outstanding at December 31, 2011. The New 2016 Guaranteed Notes are guaranteed by Intelsat S.A., Intelsat Luxembourg, Intelsat Sub Holdco and certain of its subsidiaries.

Interest is payable on the New 2016 Guaranteed Notes semi-annually on June 15 and December 15. Intelsat Jackson may redeem some or all of the New 2016 Guaranteed Notes at the applicable redemption prices set forth in the notes. The New 2016 Guaranteed Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

8 1/2% Senior Notes due 2019

Intelsat Jackson had $500.0 million in aggregate principal amount of its 8 1/2 % Senior Notes due 2019 (the “2019 Jackson Notes”) outstanding at December 31, 2011. The 2019 Jackson Notes are guaranteed by Intelsat S.A., Intelsat Luxembourg, Intelsat Sub Holdco and certain of its subsidiaries.

Interest is payable on the 2019 Jackson Notes semi-annually on May 1 and November 1. Intelsat Jackson may redeem some or all of the 2019 Jackson Notes at any time prior to November 1, 2014 at a price equal to 100% of the principal amount thereof plus the make-whole premium described in the respective notes. Thereafter, Intelsat Jackson may redeem some or all of the respective notes at the applicable redemption prices set forth in the respective notes.

The 2019 Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

7 1/4% Senior Notes due 2020

Intelsat Jackson had $1.0 billion in aggregate principal amount of its 7 1/4 % Senior Notes due 2020 (the “2020 Jackson Notes”) outstanding at December 31, 2011. The 2020 Jackson Notes are guaranteed by Intelsat S.A., Intelsat Luxembourg, Intelsat Sub Holdco and certain of its subsidiaries.

Interest is payable on the 2020 Jackson Notes semi-annually on April 15 and October 15. With the exception of the two options stated below, the 2020 Jackson Notes shall not be redeemable prior to October 15, 2015. Thereafter, Intelsat Jackson may redeem some or all of the respective notes at the applicable redemption prices set forth in the respective notes.

Intelsat Jackson may redeem some or all of the 2020 Jackson Notes at any time prior to October 15, 2015 at a price equal to 100% of the principal amount thereof plus the applicable premium described in the respective notes. Or Intelsat Jackson may redeem at its option some or all of the 2020 Jackson Notes at any time prior to October 15, 2013 for up to 35% of the aggregate principal amount of the Notes with the net cash proceeds of one or more equity offerings by Intelsat Jackson or its direct or indirect parent, under the conditions set forth in the respective notes.

7 1/4% Senior Notes due 2019 and 7 1/2% Senior Notes due 2021

Intelsat Jackson had $1.5 billion in aggregate principal amount of its 7 1/4% Senior Notes due 2019 (the “7 1/4% 2019 Jackson Notes”) and $1.15 billion aggregate principal amount of its 7 1/2% Senior Notes due 2021 (the “2021 Jackson Notes” and, together with the 7 1/4% 2019 Jackson Notes, the “New Jackson Notes”) outstanding at December 31, 2011. The New Jackson Notes are guaranteed by Intelsat S.A., Intelsat Luxembourg, and certain wholly-owned subsidiaries of Intelsat Jackson.

Interest is payable on the New Jackson Notes semi-annually on April 1 and October 1. Intelsat Jackson may redeem the 7 1/4% 2019 Jackson Notes and the 2021 Jackson Notes, in whole or in part, prior to April 1, 2015 and April 1, 2016, respectively, at a price equal to 100% of the principal amount plus the applicable premium described in the respective notes. Intelsat Jackson may redeem the 7 1/4% 2019 Jackson Notes and the 2021 Jackson Notes, in whole or in part, on or after April 1, 2015 and April 1, 2016, respectively, at redemption prices set forth in the respective notes. Or Intelsat Jackson may redeem up to 35% of the aggregate principal amount of the New Jackson Notes on or prior to April 1, 2014, with the net cash proceeds of one or more equity offerings by Intelsat Jackson or its direct or indirect parent, under the conditions set forth in the respective notes.

Intelsat Jackson Senior Unsecured Credit Agreement

Intelsat Jackson has a senior unsecured credit facility consisting of a senior unsecured term loan facility due 2014 with $195.2 million outstanding at December 31, 2011.

Borrowings under the Intelsat Jackson Senior Unsecured Credit Agreement bear interest at either (i) the London Interbank Offered Rate (“LIBOR”) plus 250 basis points or (ii) the Above Bank Rate (“ABR”), which is the rate for any day equal to the higher of (a) the Federal Funds Rate plus 50 basis points and (b) the rate of interest in effect for such day as its prime rate, plus 150 basis points.

Borrowings under the Intelsat Jackson Senior Unsecured Credit Agreement are prepayable at any time without premium or penalty. With respect to a change in control or asset sales, the Intelsat Jackson Unsecured Credit Agreement contains substantially the same prepayment provisions as the New 2016 Guaranteed Notes.

Borrowings under the Intelsat Jackson Senior Unsecured Credit Agreement are guaranteed by Intelsat S.A., Intelsat Luxembourg, Intelsat Sub Holdco and all of Intelsat Sub Holdco’s subsidiaries that guarantee the 2019 Jackson Notes and the 2020 Jackson Notes.

New Intelsat Jackson Senior Unsecured Credit Agreement

On July 1, 2008, Intelsat Jackson entered into the New Intelsat Jackson Senior Unsecured Credit Agreement, consisting of a senior unsecured term loan facility due 2014 with $810.9 million outstanding at December 31, 2011.

Borrowings under the New Intelsat Jackson Senior Unsecured Credit Agreement bear interest at either (i) LIBOR plus 300 basis points or (ii) the ABR plus 200 basis points. With respect to a change in control or asset sales, the New Intelsat Jackson Senior Unsecured Credit Agreement contains substantially the same prepayment provisions as the Intelsat Jackson Senior Unsecured Credit Agreement.

Borrowings under the New Intelsat Jackson Senior Unsecured Credit Agreement are guaranteed by Intelsat S.A., Intelsat Luxembourg, Intelsat Sub Holdco and all of Intelsat Sub Holdco’s subsidiaries that guarantee the 2019 Jackson Notes and the 2020 Jackson Notes.

Intelsat Jackson Senior Secured Credit Agreement

On January 12, 2011, Intelsat Jackson entered into the Intelsat Jackson Secured Credit Agreement, which includes a $3.25 billion term loan facility maturing in April 2018 and a $500.0 million revolving credit facility with a five year maturity, and borrowed the full $3.25 billion under the term loan facility. The term loan facility requires regularly scheduled quarterly payments of principal equal to 0.25% of the original principal amount of the term loan beginning six months after January 12, 2011, with the remaining unpaid amount due and payable at maturity on April 2, 2018. Up to $350.0 million of the revolving credit facility is available for issuance of letters of credit. Additionally, up to $70.0 million of the revolving credit facility is available for swingline loans. Both the face amount of any outstanding letters of credit and any swingline loans reduce availability under the revolving credit facility on a dollar for dollar basis. Intelsat Jackson is required to pay a commitment fee for the unused commitments under the revolving credit facility, if any, at a rate per annum of 0.375%. In August 2011, we borrowed and subsequently repaid $200.0 million principal amount under the revolving credit facility. As of December 31, 2011, Intelsat Jackson had $462.6 million (net of standby letters of credit) of availability remaining under its revolving credit facility. In February 2012, we borrowed $175.0 million under this revolving credit facility.

Interest rates for borrowings under the term loan facility and the revolving credit facility range from (i) the LIBOR rate plus 3.50% to the LIBOR rate plus 3.75%, or (ii) the ABR plus 2.50% to the ABR plus 2.75%, depending on the ratio of Intelsat Jackson’s consolidated total debt to consolidated EBITDA, as such financial measures are defined in the Intelsat Jackson Secured Credit Agreement. The LIBOR rate and the ABR, plus the applicable margins, are determined as specified in the Intelsat Jackson Secured Credit Agreement and the LIBOR rate will not be less than 1.50% per annum.

Intelsat Jackson’s obligations under the Intelsat Jackson Secured Credit Agreement are guaranteed by Intelsat Luxembourg, and certain of Intelsat Jackson’s subsidiaries. Intelsat Jackson’s obligations under the Intelsat Jackson Secured Credit Agreement are secured by a first priority security interest in substantially all of the assets of Intelsat Jackson and the guarantors, to the extent legally permissible and subject to certain agreed exceptions, and by a pledge of the equity interests of the subsidiary guarantors and the direct subsidiaries of each guarantor, subject to certain exceptions, including exceptions for equity interests in certain non-U.S. subsidiaries, existing contractual prohibitions and prohibitions under other legal requirements.

The Intelsat Jackson Secured Credit Agreement includes two financial covenants. Intelsat Jackson must maintain a consolidated secured debt to consolidated EBITDA ratio of less than or equal to 3.50 to 1.00 at the end of each fiscal quarter as well as a consolidated EBITDA to consolidated interest expense ratio of greater than or equal to 1.75 to 1.00 at the end of each fiscal quarter, in each case as such financial measures are defined in the Intelsat Jackson Secured Credit Agreement. Intelsat Jackson was in compliance with these financial maintenance covenant ratios with a consolidated secured debt to consolidated EBITDA ratio of 1.47 to 1.00 and a consolidated EBITDA to consolidated interest expense ratio of 2.76 to 1.00 as of December 31, 2011.

(d) New Dawn

New Dawn Credit Facilities

On December 5, 2008, New Dawn entered into a $215.0 million secured financing arrangement with an eight year maturity that consists of senior and mezzanine term loan facilities. The credit facilities are non-recourse to New Dawn’s shareholders, including us and our wholly-owned subsidiaries, beyond the shareholders’ scheduled capital contributions. During the year ended December 31, 2011, New Dawn drew $35.2 million under this facility, primarily to fund the purchase of launch insurance for the launch of the Intelsat New Dawn satellite in the second quarter of 2011 and insurance on the satellite for five years in-orbit. The senior facility provides for a commitment of up to $125.0 million. The interest rate on term loans under the senior facility is the aggregate of LIBOR plus an applicable margin between 3.0% and 4.0% and certain costs, if incurred. The mezzanine facility provides for a commitment of up to $90.0 million. The interest rate on term loans under the mezzanine facility is the aggregate of LIBOR plus an applicable margin between 5.3% and 6.3% and certain costs, if incurred. New Dawn is required to pay a commitment fee at a rate per annum of between  3/8% and   1/2% on any unused commitments under the credit facilities. During the year ended December 31, 2011, New Dawn paid $46.4 million for satellite related capital expenditures, and had aggregate outstanding borrowings of $192.2 million under its credit facilities as of December 31, 2011.

Subsequent to the launch of the Intelsat New Dawn satellite in April 2011, which experienced an anomaly resulting in the failure to deploy the C-band antenna reflector (see Note 7—Satellites and Other Property and Equipment—2011 Anomalies), the New Dawn joint venture filed a partial loss claim with its insurer. The claim was finalized and agreed to during 2011, resulting in anticipated total insurance recoveries of $118.0 million. At December 31, 2011, $94.1 million of this amount was received from the insurers and is held in a specific insurance proceeds account reflected as restricted cash on the accompanying consolidated balance sheet. New Dawn’s secured financing arrangement provides that all or most of the proceeds of the insurance claim will be used to pay down New Dawn’s debt and a portion of the associated interest rate swap. Therefore, $107.4 million of the New Dawn senior term loan facility has been classified as current as of December 31, 2011.

(e) Horizons Holdings

Horizons Holdings had $73.3 million in aggregate principal amount of the Horizons Loan outstanding at December 31, 2011. These notes bear interest at LIBOR plus 0.6%. Horizons Holdings’ obligations under the loan agreement are secured by a security interest in substantially all of the assets of Horizons Holdings, Horizons-1 and Horizons-2. Payments on the Horizons Loan are made semi-annually in March and September in equal installments. As of December 31, 2011, six semi-annual payments remain on the Horizons Loan, which will be fully repaid in September 2014.